Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2018, 2017 and January 1, 2017 consisted of the following:

	31/12/18	31/12/17	01/01/17
Advance payments from customers	10,312	11,937	10,096
Deferred income from licencing of Natuzzi trademarks	7,491	—	—
Deferred revenue for Natuzzi Display System	3,399	2,636	1,594
Deferred revenue for Service-Type Warranty	897	960	609

Total contract liabilities	22,099	15,533	12,299
Less non-current portion	(9,934)	(2,560)	(1,652)

Current portion	12,165	12,973	10,647